Stock Plans, Share-Based Payments And Warrants	12 Months Ended
Dec. 31, 2011
Stock Plans, Share-Based Payments And Warrants [Abstract]
Stock Plans, Share-Based Payments And Warrants

Note 8 — Stock Plans, Share-Based Payments and Warrants

Stock Plans

     In 2000, the Company adopted the Nephros 2000 Equity Incentive Plan. In January 2003, the Board of Directors adopted an amendment and restatement of the plan and renamed it the Amended and Restated Nephros 2000 Equity Incentive Plan (the "2000 Plan"), under which 106,538 shares of common stock had been authorized for issuance upon exercise of options granted.

    As of December 31, 2011 and 2010, 2,053 options had been issued to non-employees under the 2000 Plan and were outstanding. Such options expire at various dates through March 15, 2014, all of which are fully vested. As of December 31, 2011 and 2010, 7,230 options had been issued to employees under the 2000 Plan and were outstanding. Such options expire at various dates between January 22, 2013 and March 15, 2014, all of which are fully vested.

The Board retired the 2000 Plan in June 2004, and thereafter no additional awards may be granted under the 2000 Plan.

     In 2004, the Board of Directors adopted and the Company's stockholders approved the Nephros, Inc. 2004 Stock Incentive Plan, and, in June 2005, the Company's stockholders approved an amendment to such plan (as amended, the "2004 Plan"), that increased to 40,000 the number of shares of the Company's common stock that are authorized for issuance by the Company pursuant to grants of awards under the 2004 Plan. In May 2007, the Company's stockholders approved an amendment to the 2004 Plan that increased to 65,000 the number of shares of the Company's common stock that are authorized for issuance by the Company pursuant to grants of awards under the 2004 Plan. In June 2008, the Company's stockholders approved an amendment to the 2004 Plan that increased to 134,849 the number of shares of the Company's common stock that are authorized for issuance by the Company pursuant to grants of awards under the 2004 Plan. In January 2011, the Company's stockholders approved an amendment to the 2004 Plan that increased to 1,990,717 the number of shares of the Company's common stock that are authorized for issuance by the Company pursuant to grants of awards under the 2004 Plan.

     As of December 31, 2010, 22,129 options had been issued to employees under the 2004 Plan and were outstanding. The options expire on various dates between January 5, 2016 and December 31, 2019, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years. At December 31, 2010, there were 82,535 shares available for future grants under the 2004 Plan. As of December 31, 2010, 13,253 options had been issued to non-employees under the 2004 Plan and were outstanding. Such options expire at various dates between November 11, 2014 and January 8, 2020, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years.

     As of December 31, 2011, 443,129 options had been issued to employees under the 2004 Plan and were outstanding. The options expire on various dates between March 24, 2014 and December 31, 2019, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years. At December 31, 2011, there were 1,235,905 shares available for future grants under the 2004 Plan. As of December 31, 2011, 294,753 options had been issued to non-employees under the 2004 Plan and were outstanding. Such options expire at various dates between November 18, 2012 and January 8, 2020, and vest upon a combination of the following: immediate vesting or straight line vesting of two or four years.

Share-Based Payment

     Prior to the Company's initial public offering, options were granted to employees, non-employees and non-employee directors at exercise prices which were lower than the fair market value of the Company's stock on the date of grant. After the date of the Company's initial public offering, stock options are granted to employees, non-employees and non-employee directors at exercise prices equal to the fair market value of the Company's stock on the date of grant. Stock options granted have a life of 10 years.

       Unvested options as of December 31, 2011 currently vest upon a combination of the following: immediate vesting or straight line vesting of two or four years.

     Expense is recognized, net of expected forfeitures, over the vesting period of the options. For options that vest upon the achievement of certain milestones, expense is recognized when it is probable that the condition will be met. Stock based compensation expense recognized for the years ended December 31, 2011 and 2010 was approximately $256,000 or less than $0.03 per share and approximately $92,000 or less than $0.05 per share, respectively.

     The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the below assumptions related to risk-free interest rates, expected dividend yield, expected lives and expected stock price volatility.

	Option Pricing Assumptions
Grant Year	2011	2010
Stock Price Volatility	121.96 – 130.06%	96%
Risk-Free Interest Rates	1.08 – 2.42%	2.85%
Expected Life (in years)	5.00-5.50	5.75
Expected Dividend Yield	0%	0%

     Expected volatility is based on historical volatility of the Company's common stock at the time of grant. The risk-free interest rate is based on the U.S. Treasury yields in effect at the time of grant for periods corresponding with the expected life of the options. For the expected life, the Company is using the simplified method as described in the SEC Staff Accounting Bulletin 107. This method assumes that stock option grants will be exercised based on the average of the vesting periods and the option's life.

     The total fair value of options vested during the fiscal year ended December 31, 2011 was approximately $249,000. The total fair value of options vested during the fiscal year ended December 31, 2010 was approximately $87,000.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2011:

	Options Outstanding			Options Exercisable

Range of Exercise Price	Number Outstanding as of December 31, 2011	Weighted Average Remaining Contractual Life in Years	Weighted Average Exercise Price	Number Exercisable as of December 31, 2011	Weighted Average Exercise Price

$0.13	1,650	7.02	$0.13	825	$0.13
$0.41 – $0.51	682,500	9.30	$0.51	250,834	$0.51

$0.75 – $2.32	50,138	7.80	$1.06	42,411	$1.10

$2.39 – $4.80	12,876	1.97	$2.57	12,876	$2.57

Total Outstanding	747,164		$0.58	306,946	$0.68

     The number of new options granted in 2011 and 2010 is 702,500 and 4,125 respectively. The weighted-average fair value of options granted in 2011 and 2010 is $0.45 and $0.73, respectively.

The following table summarizes the option activity for the years ended December 31, 2011 and 2010:

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2010	44,664	$27.40
Options granted	702,500	0.53
Options exercised	0	0.00
Options forfeited	0	0.00
Outstanding at December 31, 2011	747,164	0.58
Expected to vest at December 31, 2011	701,631	$0.58
Exercisable at December 31, 2011	306,947	$0.68

     The aggregate intrinsic value of stock options outstanding at December 31, 2011 is $126,000 and the stock options vested or expected to vest is $121,000. A stock option has intrinsic value, at any given time, if and to the extent that the exercise price of such stock option is less than the market price of the underlying common stock at such time. The weighted-average remaining contractual life of options vested or expected to vest is 9.1 years.

     The aggregate intrinsic value of stock options outstanding at December 31, 2010 and the stock options vested or expected to vest is $0. A stock option has intrinsic value, at any given time, if and to the extent that the exercise price of such stock option is less than the market price of the underlying common stock at such time. The weighted-average remaining contractual life of options vested or expected to vest is 6.3 years.

     As of December 31, 2011, the total remaining unrecognized compensation cost related to non-vested stock options amounted to $199,000 and will be amortized over the weighted-average remaining requisite service period of 1.7 years.

Warrants

The following table summarizes certain terms of all of the Company's outstanding warrants at December 31, 2011 and 2010:

Total Outstanding Warrants at December 31, 2011
Title of Warrant	Date Issued	Expiry Date	Exercise Price	Total Common Shares Issuable
				2011	2010
Class D Warrants – Lambda	11/14/2007	3/10/2016	$0.40	8,806,575	359,541
Class D Warrants – Other	11/14/2007	11/14/2012	$0.40	447,197	9,937
Placement Agent Warrants	11/14/2007	11/14/2012	$0.40	228,887	6,484
July 2009 Warrants	7/24/2009	7/24/2014	$22.40	33,629	33,629
Shareholder Rights Offering Warrants	3/10/2011	3/10/2016	$0.40	4,590,171	-
March 2011 Lambda Warrants	3/10/2011	3/10/2016	$0.40	2,782,577	-
Warrants Exercised in 2011				(436,668)
				16,452,368	409,591

     The weighted average exercise price of the outstanding warrants was $0.45 and $14.84 for December 31, 2011 and 2010, respectively.

Class D Warrants

     The Company issued Class D Warrants in 2007 to purchase an aggregate of 455,628 shares of the Company's common stock to the Investors upon conversion of the purchased notes. The Company recorded the issuance of the Class D Warrants at their approximate fair market value of $3,763,000. The value of the Class D Warrants was computed using the Black-Scholes option pricing model. Our largest stockholder, Lambda Investors LLC, received Class D Warrants in 2007 to purchase 359,541 shares of the Company's common stock and Other Investors received Class D Warrants in 2007 to purchase 96,087 shares of the Company's common stock. A Class D warrant holder elected to exercise 86,150 of the 455,628 Class D Warrants outstanding as of June 2009 pursuant to the cashless exercise provision of the warrant which is described below. See Issuance of Common Stock due to Class D Warrants' Cashless Exercise Provision.

Effect of Shareholders' Rights Offering in 2011

     The Class D Warrants have full-ratchet anti-dilution provisions that were activated by the Shareholders' Rights Offering in 2011. Following the closing of the rights offering in 2011, and after giving effect to the anti-dilution provisions, Lambda Investors agreed to surrender for cancellation warrants to purchase 7,372,348 shares of our common stock. In addition, following the closing of the rights offering, Lambda Investors' existing warrants to purchase 8,806,575 shares that remain outstanding were amended to expire at the same time as the warrants issued in the rights offering, which is March 10, 2016. The Other Investor's Class D Warrants retain their original expiration date of November 14, 2012.

The following table summarizes the Class D outstanding warrants at December 31, 2011 and 2010:

	Lambda Investors	Other Investors	Total Shares to be issued
As of December 31, 2010	359,541	9,937	369,478
Anti-dilution ratcheting provision	15,819,382	437,260	16,256,642
Surrendered – rights' offering	(7,372,348)	0	(7,372,348)
As of December 31, 2011	8,806,575	447,197	9,253,772

Issuance of Common Stock due to Class D Warrants' Cashless Exercise Provision

     The Series D warrants have a cashless exercise provision which states, " If, and only if, at the time of exercise pursuant to this Section 1 there is no effective registration statement registering, or no current prospectus available for, the sale of the Warrant Shares to the Holder or the resale of the Warrant Shares by the Holder and the VWAP (as defined below) is greater than the Per Share Exercise Price at the time of exercise, then this Warrant may also be exercised at such time and with respect to such exercise by means of a "cashless exercise" in which the Holder shall be entitled to receive a certificate for the number of Warrant Shares equal to the quotient obtained by dividing (i) the result of (x) the difference of (A) minus (B), multiplied by (y) (C), by (ii) (A), where:

(A) = the VWAP (as defined below) on the Trading Day (as defined below) immediately preceding the date of such election;

(B) = the Per Share Exercise Price of this Warrant, as adjusted; and

(C) = the number of Warrant Shares issuable upon exercise of this Warrant in accordance with the terms of this Warrant by means of a cash exercise rather than a cashless exercise.

"VWAP" means, for any date, the price determined by the first of the following clauses that applies: (a) if the Common Stock is then listed or quoted for trading on the New York Stock Exchange, American Stock Exchange, NASDAQ Capital Market, NASDAQ Global Market, NASDAQ Global Select Market or the OTC Bulletin Board, or any successor to any of the foregoing (a " Trading Market "), the daily volume weighted average price of the Common Stock on the Trading Market on which the Common Stock is then listed or quoted for trading as reported by Bloomberg L.P. for such date if such date is a date on which the Trading Market on which the Common Stock is then listed or quoted for trading (a " Trading Day ") or the nearest preceding Trading Date (based on a Trading Day from 9:30 a.m. (New York City time) to 4:02 p.m. (New York City time); (b) if the Common Stock is not then listed or quoted for trading on a Trading Market and if prices for the Common Stock are then reported in the "Pink Sheets" published by Pink Sheets, LLC (or a similar organization or agency succeeding to its functions of reporting prices), the most recent bid price per share of the Common Stock so reported; or (c) in all other cases, the fair market value of a share of Common Stock as determined by an independent appraiser selected in good faith by the Holder and reasonably acceptable to the Company."

     The Company did not have an effective registration statement or a current prospectus available for the sale of the warrant shares to the holder or the resale of the warrant shares by the holder and the VWAP (as defined above) was greater than the per share exercise price from June 8, 2009 through August 26, 2009.

     A Class D warrant holder elected to exercise 86,150 of the 455,628 Class D Warrants outstanding as of June 2009 pursuant to the cashless exercise provision of the warrant. As a result, 54,561 shares of common stock were issued to this Class D warrant holder in August 2009. The number of shares outstanding in the December 31, 2011 balance sheet and the number of shares outstanding used in the earnings per share calculation for the twelve months ended December 31, 2011 include these shares.

Placement Agent Warrants

     The Company issued placement agent warrants in 2007 to purchase an aggregate of 87,819 shares of the Company's common stock to the Company's placement agents in connection with their roles in the Company's fall 2007 financing ("the 2007 Financing"). The Company recorded the issuance of the placement agent warrants at their approximate fair market value of $1,047,000. The value of the placement agent warrants was computed using the Black-Scholes option pricing model.

     Placement Agents elected to exercise 67,435 of the 87,819 Placement Agent Warrants outstanding in June 2009. All elected the Cashless Exercise provision of their warrants. As a result, 29,725 shares of common stock were issued to the Placement Agents in June 2009.

     Placement Agents elected to exercise 13,900 of the 20,384 Placement Agent Warrants outstanding in June 2009. All elected the cashless exercise provision of their warrants. As a result, 7,188 shares of common stock were issued to the Placement Agents.

Effect of Shareholders' Rights Offering in 2011

     The Placement Agent Warrants have full-ratchet anti-dilution provisions that were activated by the shareholders' rights offering in 2011. The Placement Agent Warrants retain their original expiration date of November 12, 2012.

     As of December 31, 2011 there were Placement Agent Warrants outstanding to issue 228,887 common shares of the Company.

Issuance of Common Stock due to Placement Agent Warrants' Cashless Exercise Provision

     National Securities Corporation ("NSC") and Dinosaur Securities, LLC ("Dinosaur" and together with NSC, the "Placement Agents") acted as co-placement agents in connection with the 2007 Financing pursuant to an Engagement Letter, dated June 6, 2007 and a Placement Agent Agreement dated September 18, 2007. The Placement Agents received (i) an aggregate cash fee equal to 8% of the face amount of the notes purchased in the 2007 Financing ("the Purchased Notes") and paid 6.25% to NSC and 1.75% to Dinosaur, and (ii) warrants ("Placement Agent Warrant") with a term of five years from the date of issuance to purchase 10% of the aggregate number of shares of the Company's common stock issued upon conversion of the Purchased Notes with an exercise price per share of the Company's common stock equal to $14.10. The Company issued Placement Agents Warrants to purchase an aggregate of 87,819 shares of the Company's common stock to the Placement Agent in November 2007 in connection with their roles in the 2007 Financing.

The Placement Agent Warrants have a cashless exercise provision identical to that in the Series D Warrants.

     The Company did not have an effective registration statement or a current prospectus available for the sale of the warrant shares to the holders or the resale of the warrant shares by the holders and the VWAP (as defined above) was greater than the per share exercise price from June 8 through August 26, 2009. Several Placement Agents elected to exercise the cashless exercise provision of their warrants.

July 2009 Private Placement

     On July 24, 2009, the Company raised gross proceeds of $1,251,000 through the private placement to eight accredited investors of an aggregate of 67,258 shares of its common stock and warrants to purchase an aggregate of 33,629 shares of its common stock, representing 50% of the shares of common stock purchased by each investor. The Company sold the shares to investors at a price per share equal to $18.60. The warrants have an exercise price of $22.40, are exercisable immediately and will terminate on July 24, 2014. The warrants have no anti-dilution ratcheting provision therefore, they did not increase as a result of the 2011 Shareholders' Rights Offering.

2011 Shareholders' Rights Offering

     On March 10, 2011, Nephros announced the completion of its rights offering and private placement that together resulted in gross proceeds of approximately $3.2 million and estimated net proceeds of approximately $2.3 million to Nephros after deducting the payments to Lambda Investors LLC and after estimated expenses of the rights offering. In the rights offering, Nephros sold 4,964,854 units at $0.40 per unit for gross proceeds of approximately $2.0 million, resulting in the issuance of 4,964,854 shares of common stock and warrants to purchase an aggregate of 4,590,171 shares of common stock. The warrants expire on March 10, 2016 and have an exercise price of $0.40 per share.

     On March 10, 2011, based on the completion of the rights offering Lambda Investors LLC, the Company's largest stockholder, purchased in a private placement 3,009,711 units at a per unit purchase price of $0.40 for aggregate gross proceeds of approximately $1.2 million, pursuant to a purchase agreement between Nephros and Lambda Investors LLC. Each unit consisted of one share of common stock and a warrant to purchase 0.924532845 shares of common stock at an exercise price of $0.40 per share for a period of five years following the issue date of the warrant, resulting in Lambda Investors LLC acquiring 3,009,711 shares of common stock and a warrant to purchase 2,782,577 shares of common stock. Net proceeds, after deducting the aggregate of $666,650 in payments due Lambda Investors LLC were approximately $537,000.

Warrants exercised during 2011

     Shareholders exercised 472,422 warrants in the fourth quarter of 2011 resulting in 436,668 shares of common stock being issued.